Preferred Stock [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Equity [Abstract]
Number of Shares Authorized and Outstanding, and Aggregated Amount by Liquidation Preference [Table Text Block]

	March 31, 2015			September 30, 2015
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 5	400,000,000	—	¥—	400,000,000	—	¥—
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	—	—	—	—	—

			¥—			¥—